Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.34%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The)	23,693	$691,836
Omnicom Group, Inc.	9,020	668,833
		1,360,669
Aerospace & Defense–2.20%
Boeing Co. (The)	2,606	663,800
General Dynamics Corp.	3,980	722,609
Howmet Aerospace, Inc.	22,237	714,475
Huntington Ingalls Industries, Inc.	3,596	740,237
L3Harris Technologies, Inc.	3,654	740,593
Lockheed Martin Corp.	2,062	761,909
Northrop Grumman Corp.	2,325	752,463
Raytheon Technologies Corp.	8,935	690,408
Teledyne Technologies, Inc.(b)	1,776	734,642
Textron, Inc.	12,742	714,571
TransDigm Group, Inc.(b)	1,132	665,525
		7,901,232
Agricultural & Farm Machinery–0.20%
Deere & Co.	1,899	710,492
Agricultural Products–0.19%
Archer-Daniels-Midland Co.	12,044	686,508
Air Freight & Logistics–0.81%
C.H. Robinson Worldwide, Inc.	7,314	697,975
Expeditors International of Washington, Inc.	6,985	752,215
FedEx Corp.	2,596	737,368
United Parcel Service, Inc., Class B	4,184	711,238
		2,898,796
Airlines–0.99%
Alaska Air Group, Inc.	10,314	713,832
American Airlines Group, Inc.	30,020	717,478
Delta Air Lines, Inc.	14,079	679,734
Southwest Airlines Co.	11,495	701,885
United Airlines Holdings, Inc.(b)	12,463	717,121
		3,530,050
Alternative Carriers–0.19%
Lumen Technologies, Inc.	50,004	667,553
Apparel Retail–0.77%
Gap, Inc. (The)(b)	22,771	678,120
L Brands, Inc.	11,537	713,679
Ross Stores, Inc.	5,721	686,005
TJX Cos., Inc. (The)	10,496	694,311
		2,772,115
Apparel, Accessories & Luxury Goods–1.14%
Hanesbrands, Inc.	34,256	673,816
PVH Corp.	6,538	691,067
Ralph Lauren Corp.	5,659	696,962
Tapestry, Inc.	15,727	648,110
Under Armour, Inc., Class A(b)	16,144	357,751
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	16,664	$307,617
VF Corp.	8,870	708,890
		4,084,213
Application Software–2.03%
Adobe, Inc.(b)	1,579	750,609
ANSYS, Inc.(b)	2,214	751,786
Autodesk, Inc.(b)	2,617	725,302
Cadence Design Systems, Inc.(b)	5,579	764,267
Citrix Systems, Inc.	5,256	737,732
Intuit, Inc.	1,772	678,782
Paycom Software, Inc.(b)	1,826	675,730
salesforce.com, inc.(b)	3,306	700,442
Synopsys, Inc.(b)	3,058	757,711
Tyler Technologies, Inc.(b)	1,704	723,399
		7,265,760
Asset Management & Custody Banks–1.59%
Ameriprise Financial, Inc.	3,111	723,152
Bank of New York Mellon Corp. (The)	15,036	711,052
BlackRock, Inc.	980	738,881
Franklin Resources, Inc.	24,334	720,286
Invesco Ltd. (Acquired 12/22/2008-05/13/2020; Cost $252,124)(c)(d)	27,288	688,203
Northern Trust Corp.	6,853	720,319
State Street Corp.	8,372	703,332
T. Rowe Price Group, Inc.	4,038	692,921
		5,698,146
Auto Parts & Equipment–0.36%
Aptiv PLC	4,649	641,097
BorgWarner, Inc.	13,939	646,212
		1,287,309
Automobile Manufacturers–0.56%
Ford Motor Co.(b)	52,473	642,794
General Motors Co.(e)	11,839	680,269
Tesla, Inc.(b)	1,011	675,277
		1,998,340
Automotive Retail–0.81%
Advance Auto Parts, Inc.	3,907	716,895
AutoZone, Inc.(b)	546	766,748
CarMax, Inc.(b)	5,245	695,802
O’Reilly Automotive, Inc.(b)	1,454	737,541
		2,916,986
Biotechnology–1.61%
AbbVie, Inc.	6,483	701,590
Alexion Pharmaceuticals, Inc.(b)	4,628	707,668
Amgen, Inc.	3,046	757,875
Biogen, Inc.(b)	2,636	737,421
Gilead Sciences, Inc.	11,396	736,524
Incyte Corp.(b)	8,879	721,596
Regeneron Pharmaceuticals, Inc.(b)	1,488	704,032

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	3,273	$703,335
		5,770,041
Brewers–0.21%
Molson Coors Beverage Co., Class B	15,045	769,552
Broadcasting–0.38%
Discovery, Inc., Class A(b)	3,877	168,494
Discovery, Inc., Class C(b)	7,134	263,173
Fox Corp., Class A	11,480	414,543
Fox Corp., Class B	5,261	183,767
ViacomCBS, Inc., Class B	7,390	333,289
		1,363,266
Building Products–1.43%
A.O. Smith Corp.	10,897	736,746
Allegion PLC	5,981	751,333
Carrier Global Corp.	17,721	748,181
Fortune Brands Home & Security, Inc.	7,835	750,750
Johnson Controls International PLC	11,350	677,254
Masco Corp.	12,343	739,346
Trane Technologies PLC	4,286	709,590
		5,113,200
Cable & Satellite–0.57%
Charter Communications, Inc., Class A(b)	1,124	693,530
Comcast Corp., Class A	12,289	664,958
DISH Network Corp., Class A(b)	18,824	681,429
		2,039,917
Casinos & Gaming–0.89%
Caesars Entertainment, Inc.(b)	6,972	609,701
Las Vegas Sands Corp.	11,234	682,578
MGM Resorts International	17,998	683,744
Penn National Gaming, Inc.(b)	5,377	563,725
Wynn Resorts Ltd.	5,119	641,769
		3,181,517
Commodity Chemicals–0.38%
Dow, Inc.	10,904	697,202
LyondellBasell Industries N.V., Class A	6,452	671,330
		1,368,532
Communications Equipment–1.03%
Arista Networks, Inc.(b)	2,509	757,442
Cisco Systems, Inc.	14,370	743,073
F5 Networks, Inc.(b)	3,576	746,025
Juniper Networks, Inc.	27,621	699,640
Motorola Solutions, Inc.	3,917	736,592
		3,682,772
Computer & Electronics Retail–0.20%
Best Buy Co., Inc.	6,321	725,714
Construction & Engineering–0.19%
Quanta Services, Inc.	7,915	696,362
Construction Machinery & Heavy Trucks–0.77%
Caterpillar, Inc.	3,064	710,450
Cummins, Inc.	2,561	663,581
PACCAR, Inc.(e)	7,236	672,369
Shares		Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	8,985	$711,252
		2,757,652
Construction Materials–0.38%
Martin Marietta Materials, Inc.	2,040	685,073
Vulcan Materials Co.	4,080	688,500
		1,373,573
Consumer Electronics–0.20%
Garmin Ltd.	5,504	725,702
Consumer Finance–0.74%
American Express Co.(e)	4,723	668,021
Capital One Financial Corp.	5,293	673,428
Discover Financial Services	6,860	651,632
Synchrony Financial	16,430	668,044
		2,661,125
Copper–0.17%
Freeport-McMoRan, Inc.(b)	18,748	617,372
Data Processing & Outsourced Services–2.31%
Automatic Data Processing, Inc.	3,838	723,348
Broadridge Financial Solutions, Inc.	4,870	745,597
Fidelity National Information Services, Inc.	4,796	674,365
Fiserv, Inc.(b)	5,652	672,814
FleetCor Technologies, Inc.(b)	2,472	664,053
Global Payments, Inc.	3,262	657,554
Jack Henry & Associates, Inc.	4,656	706,408
Mastercard, Inc., Class A	1,833	652,640
Paychex, Inc.	7,365	721,917
PayPal Holdings, Inc.(b)	2,802	680,438
Visa, Inc., Class A	3,127	662,080
Western Union Co. (The)	28,403	700,418
		8,261,632
Distillers & Vintners–0.38%
Brown-Forman Corp., Class B	9,756	672,871
Constellation Brands, Inc., Class A	3,058	697,224
		1,370,095
Distributors–0.59%
Genuine Parts Co.	6,122	707,642
LKQ Corp.(b)	16,321	690,868
Pool Corp.	2,049	707,397
		2,105,907
Diversified Banks–0.97%
Bank of America Corp.	18,491	715,417
Citigroup, Inc.	9,332	678,903
JPMorgan Chase & Co.	4,493	683,969
U.S. Bancorp	12,840	710,180
Wells Fargo & Co.	17,552	685,757
		3,474,226
Diversified Chemicals–0.18%
Eastman Chemical Co.	5,980	658,518
Diversified Support Services–0.38%
Cintas Corp.	1,958	668,285
Copart, Inc.(b)	6,381	693,040
		1,361,325
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.	13,185	$723,857
Electric Utilities–3.02%
Alliant Energy Corp.	13,724	743,292
American Electric Power Co., Inc.	8,657	733,248
Duke Energy Corp.	7,676	740,964
Edison International	12,050	706,130
Entergy Corp.	7,326	728,717
Evergy, Inc.	12,163	724,063
Eversource Energy	8,545	739,912
Exelon Corp.	16,472	720,485
FirstEnergy Corp.	20,085	696,749
NextEra Energy, Inc.	9,271	700,980
NRG Energy, Inc.	16,905	637,826
Pinnacle West Capital Corp.	8,956	728,571
PPL Corp.	25,318	730,171
Southern Co. (The)	11,724	728,764
Xcel Energy, Inc.	11,301	751,629
		10,811,501
Electrical Components & Equipment–0.98%
AMETEK, Inc.	5,771	737,130
Eaton Corp. PLC	4,984	689,188
Emerson Electric Co.	7,609	686,484
Generac Holdings, Inc.(b)	2,130	697,468
Rockwell Automation, Inc.	2,645	702,089
		3,512,359
Electronic Components–0.41%
Amphenol Corp., Class A	10,947	722,174
Corning, Inc.	17,216	749,068
		1,471,242
Electronic Equipment & Instruments–0.81%
FLIR Systems, Inc.	12,719	718,242
Keysight Technologies, Inc.(b)	5,158	739,657
Trimble, Inc.(b)	9,497	738,772
Zebra Technologies Corp., Class A(b)	1,484	720,007
		2,916,678
Electronic Manufacturing Services–0.39%
IPG Photonics Corp.(b)	3,328	702,008
TE Connectivity Ltd.	5,347	690,351
		1,392,359
Environmental & Facilities Services–0.61%
Republic Services, Inc.	7,294	724,659
Rollins, Inc.	21,234	730,874
Waste Management, Inc.	5,760	743,155
		2,198,688
Fertilizers & Agricultural Chemicals–0.76%
CF Industries Holdings, Inc.	14,242	646,302
Corteva, Inc.	14,959	697,389
FMC Corp.	6,371	704,696
Mosaic Co. (The)	21,131	667,951
		2,716,338
Financial Exchanges & Data–1.55%
Cboe Global Markets, Inc.	6,724	663,591
CME Group, Inc., Class A	3,354	684,987
Shares		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.	6,084	$679,461
MarketAxess Holdings, Inc.	1,352	673,188
Moody’s Corp.	2,406	718,456
MSCI, Inc.	1,684	706,068
Nasdaq, Inc.	4,858	716,361
S&P Global, Inc.	2,030	716,326
		5,558,438
Food Distributors–0.19%
Sysco Corp.	8,412	662,361
Food Retail–0.20%
Kroger Co. (The)	19,785	712,062
Footwear–0.19%
NIKE, Inc., Class B	4,995	663,786
Gas Utilities–0.21%
Atmos Energy Corp.	7,674	758,575
General Merchandise Stores–0.63%
Dollar General Corp.	3,655	740,576
Dollar Tree, Inc.(b)	6,459	739,297
Target Corp.	3,897	771,879
		2,251,752
Gold–0.20%
Newmont Corp.	11,893	716,791
Health Care Distributors–0.82%
AmerisourceBergen Corp.	6,213	733,569
Cardinal Health, Inc.	12,233	743,155
Henry Schein, Inc.(b)	10,441	722,935
McKesson Corp.	3,741	729,644
		2,929,303
Health Care Equipment–3.59%
Abbott Laboratories	6,011	720,358
ABIOMED, Inc.(b)	2,311	736,585
Baxter International, Inc.	8,999	758,976
Becton, Dickinson and Co.	2,945	716,077
Boston Scientific Corp.(b)	18,058	697,942
Danaher Corp.	3,268	735,561
DexCom, Inc.(b)	1,961	704,764
Edwards Lifesciences Corp.(b)	8,548	714,955
Hologic, Inc.(b)	9,912	737,254
IDEXX Laboratories, Inc.(b)	1,409	689,438
Intuitive Surgical, Inc.(b)	956	706,426
Medtronic PLC	5,905	697,558
ResMed, Inc.	3,790	735,336
STERIS PLC	3,812	726,110
Stryker Corp.	2,914	709,792
Teleflex, Inc.	1,657	688,417
Varian Medical Systems, Inc.(b)	3,981	702,766
Zimmer Biomet Holdings, Inc.	4,300	688,344
		12,866,659
Health Care Facilities–0.38%
HCA Healthcare, Inc.	3,704	697,611
Universal Health Services, Inc., Class B	5,101	680,423
		1,378,034
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–0.57%
Healthpeak Properties, Inc.	22,089	$701,105
Ventas, Inc.	12,406	661,736
Welltower, Inc.	9,465	677,978
		2,040,819
Health Care Services–1.00%
Cigna Corp.	2,882	696,695
CVS Health Corp.	9,491	714,008
DaVita, Inc.(b)	6,470	697,272
Laboratory Corp. of America Holdings(b)	2,939	749,533
Quest Diagnostics, Inc.	5,757	738,853
		3,596,361
Health Care Supplies–0.80%
Align Technology, Inc.(b)	1,308	708,321
Cooper Cos., Inc. (The)	1,864	715,944
DENTSPLY SIRONA, Inc.	11,157	711,928
West Pharmaceutical Services, Inc.	2,559	721,075
		2,857,268
Health Care Technology–0.20%
Cerner Corp.	9,845	707,659
Home Furnishings–0.38%
Leggett & Platt, Inc.	14,262	651,060
Mohawk Industries, Inc.(b)	3,711	713,663
		1,364,723
Home Improvement Retail–0.44%
Home Depot, Inc. (The)	2,569	784,187
Lowe’s Cos., Inc.	4,090	777,836
		1,562,023
Homebuilding–0.86%
D.R. Horton, Inc.	8,695	774,898
Lennar Corp., Class A	7,980	807,816
NVR, Inc.(b)	155	730,194
PulteGroup, Inc.	14,637	767,564
		3,080,472
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.	40,717	686,081
Hotels, Resorts & Cruise Lines–1.31%
Booking Holdings, Inc.(b)	292	680,313
Carnival Corp.	24,651	654,238
Expedia Group, Inc.	4,018	691,578
Hilton Worldwide Holdings, Inc.	5,564	672,799
Marriott International, Inc., Class A	4,671	691,822
Norwegian Cruise Line Holdings Ltd.(b)	22,830	629,880
Royal Caribbean Cruises Ltd.	7,776	665,703
		4,686,333
Household Appliances–0.21%
Whirlpool Corp.	3,375	743,681
Household Products–1.02%
Church & Dwight Co., Inc.	8,463	739,243
Clorox Co. (The)	3,712	715,971
Colgate-Palmolive Co.	9,291	732,409
Kimberly-Clark Corp.	5,256	730,847
Shares		Value
Household Products–(continued)
Procter & Gamble Co. (The)	5,475	$741,479
		3,659,949
Housewares & Specialties–0.21%
Newell Brands, Inc.	27,621	739,690
Human Resource & Employment Services–0.20%
Robert Half International, Inc.	8,945	698,336
Hypermarkets & Super Centers–0.41%
Costco Wholesale Corp.	2,119	746,905
Walmart, Inc.	5,231	710,527
		1,457,432
Independent Power Producers & Energy Traders–0.18%
AES Corp. (The)	24,659	661,108
Industrial Conglomerates–0.81%
3M Co.	3,794	731,028
General Electric Co.	55,768	732,234
Honeywell International, Inc.	3,273	710,470
Roper Technologies, Inc.	1,816	732,465
		2,906,197
Industrial Gases–0.41%
Air Products and Chemicals, Inc.	2,567	722,200
Linde PLC (United Kingdom)	2,613	732,006
		1,454,206
Industrial Machinery–2.22%
Dover Corp.	5,165	708,276
Fortive Corp.	10,380	733,243
IDEX Corp.	3,519	736,597
Illinois Tool Works, Inc.	3,248	719,497
Ingersoll Rand, Inc.(b)	14,144	696,026
Otis Worldwide Corp.	10,630	727,624
Parker-Hannifin Corp.	2,245	708,140
Pentair PLC	11,787	734,566
Snap-on, Inc.	3,228	744,829
Stanley Black & Decker, Inc.	3,684	735,584
Xylem, Inc.	6,887	724,375
		7,968,757
Industrial REITs–0.41%
Duke Realty Corp.	17,225	722,244
Prologis, Inc.	6,926	734,156
		1,456,400
Insurance Brokers–0.79%
Aon PLC, Class A	3,077	708,048
Arthur J. Gallagher & Co.	5,561	693,846
Marsh & McLennan Cos., Inc.	5,951	724,832
Willis Towers Watson PLC	3,149	720,743
		2,847,469
Integrated Oil & Gas–0.53%
Chevron Corp.	6,289	659,024
Exxon Mobil Corp.	11,321	632,051
Occidental Petroleum Corp.	22,904	609,705
		1,900,780
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Integrated Telecommunication Services–0.40%
AT&T, Inc.	23,534	$712,374
Verizon Communications, Inc.	12,611	733,330
		1,445,704
Interactive Home Entertainment–0.60%
Activision Blizzard, Inc.	7,541	701,313
Electronic Arts, Inc.	5,376	727,749
Take-Two Interactive Software, Inc.(b)	4,121	728,181
		2,157,243
Interactive Media & Services–0.59%
Alphabet, Inc., Class A(b)	174	358,879
Alphabet, Inc., Class C(b)	168	347,530
Facebook, Inc., Class A(b)	2,614	769,901
Twitter, Inc.(b)	10,302	655,516
		2,131,826
Internet & Direct Marketing Retail–0.59%
Amazon.com, Inc.(b)	227	702,356
eBay, Inc.	12,573	769,971
Etsy, Inc.(b)	3,172	639,697
		2,112,024
Internet Services & Infrastructure–0.41%
Akamai Technologies, Inc.(b)	7,192	732,865
VeriSign, Inc.(b)	3,730	741,375
		1,474,240
Investment Banking & Brokerage–0.75%
Charles Schwab Corp. (The)	10,370	675,917
Goldman Sachs Group, Inc. (The)	2,011	657,597
Morgan Stanley	8,318	645,976
Raymond James Financial, Inc.	5,859	718,079
		2,697,569
IT Consulting & Other Services–1.01%
Accenture PLC, Class A	2,648	731,510
Cognizant Technology Solutions Corp., Class A	9,021	704,721
DXC Technology Co.	24,175	755,711
Gartner, Inc.(b)	3,755	685,475
International Business Machines Corp.	5,498	732,663
		3,610,080
Leisure Products–0.20%
Hasbro, Inc.	7,393	710,615
Life & Health Insurance–1.34%
Aflac, Inc.	13,533	692,619
Globe Life, Inc.	6,919	668,583
Lincoln National Corp.	11,171	695,618
MetLife, Inc.	11,484	698,112
Principal Financial Group, Inc.	11,398	683,424
Prudential Financial, Inc.	7,474	680,882
Unum Group	24,158	672,317
		4,791,555
Life Sciences Tools & Services–1.61%
Agilent Technologies, Inc.	5,777	734,488
Bio-Rad Laboratories, Inc., Class A(b)	1,253	715,676
Illumina, Inc.(b)	1,732	665,192
IQVIA Holdings, Inc.(b)	3,755	725,241
Shares		Value
Life Sciences Tools & Services–(continued)
Mettler-Toledo International, Inc.(b)	657	$759,288
PerkinElmer, Inc.	5,699	731,125
Thermo Fisher Scientific, Inc.	1,557	710,583
Waters Corp.(b)	2,610	741,684
		5,783,277
Managed Health Care–0.81%
Anthem, Inc.	2,053	736,924
Centene Corp.(b)	11,154	712,852
Humana, Inc.	1,726	723,626
UnitedHealth Group, Inc.	1,971	733,350
		2,906,752
Metal & Glass Containers–0.20%
Ball Corp.	8,289	702,410
Movies & Entertainment–0.57%
Live Nation Entertainment, Inc.(b)	7,983	675,761
Netflix, Inc.(b)	1,354	706,328
Walt Disney Co. (The)(b)	3,558	656,522
		2,038,611
Multi-line Insurance–0.63%
American International Group, Inc.	14,483	669,259
Assurant, Inc.	5,148	729,832
Hartford Financial Services Group, Inc. (The)	12,652	845,027
		2,244,118
Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(b)	2,698	689,258
Multi-Utilities–2.05%
Ameren Corp.	9,076	738,423
CenterPoint Energy, Inc.	31,933	723,283
CMS Energy Corp.	12,193	746,456
Consolidated Edison, Inc.	9,890	739,772
Dominion Energy, Inc.	9,540	724,658
DTE Energy Co.	5,508	733,335
NiSource, Inc.	31,111	750,086
Public Service Enterprise Group, Inc.	12,161	732,214
Sempra Energy	5,449	722,428
WEC Energy Group, Inc.	7,928	741,982
		7,352,637
Office REITs–0.56%
Alexandria Real Estate Equities, Inc.	4,291	705,011
Boston Properties, Inc.	6,461	654,241
Vornado Realty Trust	14,306	649,350
		2,008,602
Oil & Gas Equipment & Services–0.69%
Baker Hughes Co., Class A	28,788	622,109
Halliburton Co.	29,207	626,782
NOV, Inc.	42,010	576,377
Schlumberger Ltd.	24,183	657,536
		2,482,804
Oil & Gas Exploration & Production–1.63%
APA Corp.	33,046	591,523
Cabot Oil & Gas Corp.	37,317	700,813
ConocoPhillips	11,853	627,853
Devon Energy Corp.	28,930	632,121
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Diamondback Energy, Inc.	8,555	$628,707
EOG Resources, Inc.	9,354	678,446
Hess Corp.	9,678	684,815
Marathon Oil Corp.	57,505	614,153
Pioneer Natural Resources Co.	4,236	672,762
		5,831,193
Oil & Gas Refining & Marketing–0.70%
HollyFrontier Corp.	17,095	611,659
Marathon Petroleum Corp.	12,148	649,797
Phillips 66	7,913	645,226
Valero Energy Corp.	8,512	609,459
		2,516,141
Oil & Gas Storage & Transportation–0.59%
Kinder Morgan, Inc.	42,909	714,435
ONEOK, Inc.	13,596	688,773
Williams Cos., Inc. (The)	29,317	694,520
		2,097,728
Packaged Foods & Meats–2.40%
Campbell Soup Co.	14,628	735,349
Conagra Brands, Inc.	18,920	711,392
General Mills, Inc.	11,941	732,222
Hershey Co. (The)	4,602	727,852
Hormel Foods Corp.	14,483	691,998
JM Smucker Co. (The)	5,777	730,964
Kellogg Co.	11,569	732,318
Kraft Heinz Co. (The)	18,409	736,360
Lamb Weston Holdings, Inc.	8,691	673,379
McCormick & Co., Inc.	8,082	720,591
Mondelez International, Inc., Class A	12,336	722,026
Tyson Foods, Inc., Class A	9,291	690,321
		8,604,772
Paper Packaging–1.17%
Amcor PLC	59,606	696,198
Avery Dennison Corp.	3,881	712,746
International Paper Co.	12,987	702,207
Packaging Corp. of America	5,113	687,596
Sealed Air Corp.	15,212	697,014
Westrock Co.	13,604	708,088
		4,203,849
Personal Products–0.20%
Estee Lauder Cos., Inc. (The), Class A	2,426	705,602
Pharmaceuticals–1.77%
Bristol-Myers Squibb Co.(e)	11,569	730,351
Catalent, Inc.(b)	6,634	698,627
Eli Lilly and Co.	3,372	629,957
Johnson & Johnson	4,396	722,483
Merck & Co., Inc.	9,404	724,954
Perrigo Co. PLC	17,099	691,997
Pfizer, Inc.	20,079	727,462
Viatris, Inc.(b)	48,855	682,504
Zoetis, Inc.	4,598	724,093
		6,332,428
Property & Casualty Insurance–1.33%
Allstate Corp. (The)	6,062	696,524
Shares		Value
Property & Casualty Insurance–(continued)
Chubb Ltd.	4,008	$633,144
Cincinnati Financial Corp.	6,519	672,044
Loews Corp.	13,604	697,613
Progressive Corp. (The)	7,540	720,899
Travelers Cos., Inc. (The)	4,461	670,934
W.R. Berkley Corp.	9,159	690,131
		4,781,289
Publishing–0.19%
News Corp., Class A	20,649	525,104
News Corp., Class B	6,432	150,895
		675,999
Railroads–0.84%
CSX Corp.	7,475	720,739
Kansas City Southern	3,255	859,060
Norfolk Southern Corp.	2,683	720,439
Union Pacific Corp.	3,277	722,284
		3,022,522
Real Estate Services–0.20%
CBRE Group, Inc., Class A(b)	8,849	700,044
Regional Banks–2.43%
Citizens Financial Group, Inc.	15,426	681,058
Comerica, Inc.	9,867	707,859
Fifth Third Bancorp	17,947	672,115
First Republic Bank	4,028	671,669
Huntington Bancshares, Inc.	42,010	660,397
KeyCorp	32,953	658,401
M&T Bank Corp.	4,453	675,119
People’s United Financial, Inc.	38,025	680,648
PNC Financial Services Group, Inc. (The)	3,867	678,310
Regions Financial Corp.	32,093	663,041
SVB Financial Group(b)	1,279	631,391
Truist Financial Corp.	11,708	682,811
Zions Bancorporation N.A.	11,879	652,870
		8,715,689
Reinsurance–0.19%
Everest Re Group Ltd.	2,775	687,673
Research & Consulting Services–1.20%
Equifax, Inc.	4,114	745,169
IHS Markit Ltd.	7,422	718,301
Jacobs Engineering Group, Inc.	5,548	717,190
Leidos Holdings, Inc.	7,390	711,509
Nielsen Holdings PLC	26,839	675,001
Verisk Analytics, Inc.	4,085	721,779
		4,288,949
Residential REITs–0.95%
AvalonBay Communities, Inc.	3,683	679,550
Equity Residential	9,553	684,282
Essex Property Trust, Inc.	2,437	662,474
Mid-America Apartment Communities, Inc.	4,948	714,293
UDR, Inc.	15,538	681,497
		3,422,096
Restaurants–1.19%
Chipotle Mexican Grill, Inc.(b)	483	686,256
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Darden Restaurants, Inc.	4,825	$685,150
Domino’s Pizza, Inc.	1,943	714,616
McDonald’s Corp.	3,304	740,558
Starbucks Corp.	6,507	711,020
Yum! Brands, Inc.	6,694	724,157
		4,261,757
Retail REITs–0.94%
Federal Realty Investment Trust	6,356	644,816
Kimco Realty Corp.	35,630	668,063
Realty Income Corp.	11,148	707,898
Regency Centers Corp.	11,861	672,637
Simon Property Group, Inc.	5,953	677,273
		3,370,687
Semiconductor Equipment–1.07%
Applied Materials, Inc.	6,138	820,037
Enphase Energy, Inc.(b)	4,259	690,639
KLA Corp.	2,384	787,674
Lam Research Corp.	1,337	795,836
Teradyne, Inc.	6,218	756,606
		3,850,792
Semiconductors–3.05%
Advanced Micro Devices, Inc.(b)	8,656	679,496
Analog Devices, Inc.	4,691	727,480
Broadcom, Inc.	1,555	720,991
Intel Corp.	11,154	713,856
Maxim Integrated Products, Inc.	7,974	728,584
Microchip Technology, Inc.	4,758	738,537
Micron Technology, Inc.(b)	7,993	705,063
Monolithic Power Systems, Inc.	2,120	748,805
NVIDIA Corp.	1,364	728,281
NXP Semiconductors N.V. (Netherlands)	3,824	769,924
Qorvo, Inc.(b)	4,065	742,675
QUALCOMM, Inc.	5,397	715,588
Skyworks Solutions, Inc.	4,072	747,131
Texas Instruments, Inc.	4,042	763,898
Xilinx, Inc.	5,592	692,849
		10,923,158
Soft Drinks–0.61%
Coca-Cola Co. (The)	13,931	734,303
Monster Beverage Corp.(b)	7,888	718,518
PepsiCo, Inc.	5,273	745,866
		2,198,687
Specialized REITs–1.83%
American Tower Corp.	3,260	779,336
Crown Castle International Corp.	4,421	760,987
Digital Realty Trust, Inc.	5,228	736,312
Equinix, Inc.	1,050	713,569
Extra Space Storage, Inc.	5,327	706,094
Iron Mountain, Inc.	19,028	704,226
Public Storage	2,886	712,149
SBA Communications Corp., Class A	2,688	746,054
Weyerhaeuser Co.	19,537	695,517
		6,554,244
Specialty Chemicals–1.38%
Albemarle Corp.	4,461	651,797
Shares		Value
Specialty Chemicals–(continued)
Celanese Corp.	4,740	$710,099
DuPont de Nemours, Inc.	9,104	703,557
Ecolab, Inc.	3,267	699,367
International Flavors & Fragrances, Inc.	5,203	726,391
PPG Industries, Inc.	4,828	725,455
Sherwin-Williams Co. (The)	991	731,368
		4,948,034
Specialty Stores–0.39%
Tractor Supply Co.	4,103	726,559
Ulta Beauty, Inc.(b)	2,205	681,720
		1,408,279
Steel–0.23%
Nucor Corp.	10,057	807,275
Systems Software–0.99%
Fortinet, Inc.(b)	3,725	686,964
Microsoft Corp.	2,976	701,651
NortonLifeLock, Inc.	32,661	694,373
Oracle Corp.	10,446	732,996
ServiceNow, Inc.(b)	1,434	717,158
		3,533,142
Technology Distributors–0.20%
CDW Corp.	4,383	726,482
Technology Hardware, Storage & Peripherals–1.19%
Apple, Inc.	5,797	708,104
Hewlett Packard Enterprise Co.	44,375	698,462
HP, Inc.	23,169	735,616
NetApp, Inc.	10,384	754,605
Seagate Technology PLC	9,137	701,265
Western Digital Corp.	10,246	683,920
		4,281,972
Tobacco–0.40%
Altria Group, Inc.	14,421	737,778
Philip Morris International, Inc.	7,998	709,743
		1,447,521
Trading Companies & Distributors–0.61%
Fastenal Co.	14,879	748,116
United Rentals, Inc.(b)	2,207	726,787
W.W. Grainger, Inc.	1,776	712,052
		2,186,955
Trucking–0.40%
J.B. Hunt Transport Services, Inc.	4,309	724,214
Old Dominion Freight Line, Inc.	3,001	721,470
		1,445,684
Water Utilities–0.21%
American Water Works Co., Inc.	5,042	755,897
Wireless Telecommunication Services–0.19%
T-Mobile US, Inc.(b)	5,519	691,476
Total Common Stocks & Other Equity Interests (Cost $193,862,779)		352,490,037
Money Market Funds–1.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(f)	1,972,385	1,972,385
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(f)	1,555,196	$1,555,818
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(f)	2,254,154	2,254,154
Total Money Market Funds (Cost $5,781,759)		5,782,357
TOTAL INVESTMENTS IN SECURITIES–99.95% (Cost $199,644,538)		358,272,394
OTHER ASSETS LESS LIABILITIES—0.05%		169,084
NET ASSETS–100.00%		$358,441,478
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2021	Dividend Income
Invesco Ltd.	$608,394	$-	$(193,803)	$204,451	$69,161	$688,203	$5,410
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,135,376	2,712,341	(2,875,332)	-	-	1,972,385	162
Invesco Liquid Assets Portfolio, Institutional Class	1,672,074	1,937,387	(2,053,810)	167	-	1,555,818	135
Invesco Treasury Portfolio, Institutional Class	2,440,430	3,099,818	(3,286,094)	-	-	2,254,154	62
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	126,199	2,030,315	(2,156,511)	(3)	-	-	7*
Invesco Private Prime Fund	189,298	2,589,563	(2,778,879)	-	18	-	82*
Total	$7,171,771	$12,369,424	$(13,344,429)	$204,615	$69,179	$6,470,560	$5,858

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’’s Net Assets.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	30	June-2021	$5,951,100	$106,184	$106,184
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$352,490,037	$—	$—	$352,490,037
Money Market Funds	5,782,357	—	—	5,782,357
Total Investments in Securities	358,272,394	—	—	358,272,394
Other Investments - Assets*
Futures Contracts	106,184	—	—	106,184
Total Investments	$358,378,578	$—	$—	$358,378,578

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Equally-Weighted S&P 500 Fund